Prior Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prior Line Of Credit
Prior Line of Credit	Note 5 - Prior Line of Credit The Company’s prior line of credit (the “Line of Credit”) of $3,500,000 was paid off and terminated in January 2022.

Note 9 - Line of Credit

The balance on the Company’s existing line of credit (the “Line of Credit”) was $3,500,000 as of December 31, 2021 and 2020. The Line of Credit was secured by all assets of the Company and was guaranteed by certain directors of the Company. The Line of Credit was subject to certain covenants, including requirements for debt service coverage ratio, tangible net worth ratio, and liquidity requirements, as outlined in the agreement. Effective December 15, 2021, the maturity date was extended to January 31, 2022, and the waiver for debt covenants was extended to January 31, 2022. The Company paid off the Line of Credit on January 28, 2022.